Merger with Telik, Inc.	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Merger with Telik, Inc.

4. Merger with Telik, Inc.

On May 12, 2014, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Telik, Inc. (“Telik”), and Tacoma Acquisition Corp., Inc., a Delaware corporation and wholly-owned subsidiary of Telik (the “Merger Sub”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, the Merger Sub was merged with and into the Company on July 8, 2014, with the Company surviving the Merger as a wholly-owned subsidiary of Telik. The Merger is intended to qualify as a tax-free reorganization for U.S. Federal income tax purposes.

On July 7, 2014, the stockholders of Telik approved the Merger, and the Merger closed and became effective on July 8, 2014. At the effective date of the Merger: (a) all shares of the Company’s Series A Preferred Stock and Series B Preferred Stock were automatically converted into shares of the Company’s Common Stock immediately prior to such closing, (b) all outstanding shares of the Company’s Common Stock were converted into and exchanged for shares of Telik’s Common Stock, par value $0.01 per share (the “Common Stock”) at an exchange rate calculated in accordance with the methodology set forth in the Merger Agreement, which resulted in 2.223284 shares of Telik, Inc. for every share of MabVax, (c) all outstanding shares of the Company’s Series C-1 Preferred Stock were converted into and exchanged for shares of Telik’s Series A-1 Preferred Stock, par value $0.01 per share (the “Series A-1 Preferred Stock”) at a rate of two Series C-1 shares per each Series A-1 share, (d) each outstanding Company option and warrant to purchase the Company’s common stock became options and warrants to purchase Telik’s Common Stock (and the number of such shares and exercise price was adjusted as calculated in accordance with the methodology set forth in the Merger Agreement), and (e) each outstanding Company warrant to purchase the Company’s preferred stock was cancelled for no consideration.

As a result of the consummation of the Merger, as of the closing date, the former stockholders, option holders and warrant holders of MabVax were issued, based on the methodology set forth in the Merger Agreement (which excluded certain out of the money convertible securities and calculated others on a net-exercise or cashless basis under the terms of the convertible securities), approximately 85% of the outstanding shares of Telik common stock on a fully diluted basis and the stockholders, option holders and warrant holders of Telik prior to the Merger owned approximately 15% of the outstanding shares of Telik common stock on a fully diluted basis (such percentages calculated based on the methodology set forth in the Merger Agreement). As a result of the Merger, a change of control of Telik occurred.

For accounting purposes, the Merger is treated as a “reverse acquisition” and MabVax is considered the accounting acquirer. As a result, the historical financial statements of MabVax constitute the historical financial statements of the merged companies. The transaction is considered a business combination as Telik is considered an operating entity. For accounting purposes, MabVax is treated as the continuing reporting entity.

The issuance of Telik’s shares of Common Stock and Preferred Stock in the Merger were approved by Telik’s stockholders in the meeting held on July 7, 2014. The amendments of the Telik charter related to an increase in the authorized number of shares of Telik Common Stock and Preferred Stock and a potential reverse stock split to maintain Nasdaq listing maintenance standards and other transactions contemplated by the Merger Agreement were not approved at such meeting. As a result of Telik not getting stockholder approval of a potential reverse stock split at the July 7, 2014 stockholders’ meeting, MabVax is seeking through the Nasdaq Exchange’s appeals process additional time to obtain stockholder approval for a reverse stock split. Until such time as MabVax meets all of the listing requirements for the Nasdaq Exchange, MabVax trades on the OTCQB market under the stock symbol TELK. There is no impact on accounting of Telik not getting stockholder approval on all matters. When MabVax obtains approval of the reverse stock split and establishes the ratio of the reverse split, then the number of shares outstanding, the loss on a per share basis, and the stock options and warrants outstanding will change based on the ratio established.